Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38369
Entity Registrant Name	ZEPP HEALTH CORP
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Edisonweg 44 – B08
Entity Address, Address Line Two	4207 HG
Entity Address, City or Town	Gorinchem
Entity Address, Country	NL
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001720446
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Business Contact
Document Information
Contact Personnel Name	Leon Cheng Deng
Entity Address, Address Line One	Edisonweg 44 – B08
Entity Address, Address Line Two	4207 HG
Entity Address, City or Town	Gorinchem
Entity Address, Country	NL
Country Region	31
City Area Code	0
Local Phone Number	616 086 658
Contact Personnel Email Address	ir@zepp.com
ADR
Document Information
Title of 12(b) Security	American depositary shares (each representing 16 Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	ZEPP
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	135,608,316
Class B Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	99,277,687